UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2019

Date of reporting period:	10/31/2018

Item 1. Schedule of Investments

PGIM 60/40 Allocation Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM QMA Large-Cap Core Equity Fund (Class R6)	129,144	$ 2,225,154
PGIM Total Return Bond Fund (Class R6)	106,271	1,469,730

Total Long-Term Investments (cost $3,764,778)		3,694,884

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $14,575)	14,575	14,575

TOTAL INVESTMENTS 100.3% (cost $3,779,353)(w)		3,709,459
Liabilities in excess of other assets (0.3)%		(11,240)

Net Assets 100.0%		$ 3,698,219

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,709,459	$—	$—

PGIM 60/40 Allocation Fund

Prudential Day One 2010 Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 90.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	88,558	$ 842,186
PGIM Global Real Estate Fund (Class R6)	14,458	333,403
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	4,810	56,762
PGIM QMA Commodity Strategies Fund (Class R6)	27,596	279,274
PGIM QMA International Developed Markets Index Fund (Class R6)	24,991	283,894
PGIM QMA Large-Cap Core Equity Fund (Class R6)	39,460	679,894
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	5,145	56,492
PGIM QMA US Broad Market Index Fund (Class R6)	27,182	340,046
PGIM TIPS Fund (Class R6)	149,141	1,401,927
PGIM Total Return Bond Fund (Class R6)	60,908	842,355

Total Long-Term Investments (cost $5,194,454)		5,116,233

Short-Term Investment 9.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $504,073)	504,073	504,073

TOTAL INVESTMENTS 99.9% (cost $5,698,527)(w)		5,620,306
Other assets in excess of liabilities 0.1%		5,682

Net Assets 100.0%		$ 5,625,988

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,620,306	$—	$—

Prudential Day One Funds

Prudential Day One 2015 Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 91.3%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	128,744	$ 1,224,356
PGIM Global Real Estate Fund (Class R6)	24,255	559,312
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	8,069	95,212
PGIM QMA Commodity Strategies Fund (Class R6)	46,294	468,493
PGIM QMA International Developed Markets Index Fund (Class R6)	50,303	571,445
PGIM QMA Large-Cap Core Equity Fund (Class R6)	77,222	1,330,544
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	17,261	189,524
PGIM QMA US Broad Market Index Fund (Class R6)	53,195	665,465
PGIM TIPS Fund (Class R6)	240,174	2,257,637
PGIM Total Return Bond Fund (Class R6)	88,545	1,224,583

Total Long-Term Investments (cost $8,738,108)		8,586,571

Short-Term Investment 9.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $841,285)	841,285	841,285

TOTAL INVESTMENTS 100.3% (cost $9,579,393)(w)		9,427,856
Liabilities in excess of other assets (0.3)%		(28,117)

Net Assets 100.0%		$ 9,399,739

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$9,427,856	$—	$—

Prudential Day One Funds

Prudential Day One 2020 Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 92.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	472,047	$ 4,489,162
PGIM Global Real Estate Fund (Class R6)	96,333	2,221,436
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	32,043	378,105
PGIM QMA Commodity Strategies Fund (Class R6)	183,912	1,861,194
PGIM QMA International Developed Markets Index Fund (Class R6)	233,095	2,647,962
PGIM QMA Large-Cap Core Equity Fund (Class R6)	350,559	6,040,131
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	68,561	752,795
PGIM QMA US Broad Market Index Fund (Class R6)	271,682	3,398,746
PGIM TIPS Fund (Class R6)	874,560	8,220,867
PGIM Total Return Bond Fund (Class R6)	324,622	4,489,528

Total Long-Term Investments (cost $35,112,787)		34,499,926

Short-Term Investment 8.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,044,710)	3,044,710	3,044,710

TOTAL INVESTMENTS 100.1% (cost $38,157,497)(w)		37,544,636
Liabilities in excess of other assets (0.1)%		(19,155)

Net Assets 100.0%		$ 37,525,481

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$37,544,636	$—	$—

Prudential Day One Funds

Prudential Day One 2025 Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 93.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	386,961	$ 3,680,002
PGIM Global Real Estate Fund (Class R6)	105,295	2,428,108
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	35,025	413,291
PGIM QMA Commodity Strategies Fund (Class R6)	201,024	2,034,362
PGIM QMA International Developed Markets Index Fund (Class R6)	327,584	3,721,349
PGIM QMA Large-Cap Core Equity Fund (Class R6)	478,976	8,252,758
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	74,941	822,847
PGIM QMA US Broad Market Index Fund (Class R6)	329,960	4,127,804
PGIM TIPS Fund (Class R6)	825,563	7,760,296
PGIM Total Return Bond Fund (Class R6)	354,807	4,906,976

Total Long-Term Investments (cost $38,752,614)		38,147,793

Short-Term Investment 7.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,916,924)	2,916,924	2,916,924

TOTAL INVESTMENTS 100.1% (cost $41,669,538)(w)		41,064,717
Liabilities in excess of other assets (0.1)%		(36,347)

Net Assets 100.0%		$ 41,028,370

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$41,064,717	$—	$—

Prudential Day One Funds

Prudential Day One 2030 Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 96.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	217,518	$ 2,068,598
PGIM Global Real Estate Fund (Class R6)	88,806	2,047,879
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	29,537	348,535
PGIM QMA Commodity Strategies Fund (Class R6)	135,594	1,372,210
PGIM QMA Emerging Markets Equity Fund (Class R6)	32,294	350,065
PGIM QMA International Developed Markets Index Fund (Class R6)	368,280	4,183,665
PGIM QMA Large-Cap Core Equity Fund (Class R6)	545,182	9,393,488
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	94,783	1,040,713
PGIM QMA US Broad Market Index Fund (Class R6)	417,275	5,220,108
PGIM TIPS Fund (Class R6)	402,991	3,788,120
PGIM Total Return Bond Fund (Class R6)	224,388	3,103,280

Total Long-Term Investments (cost $33,207,093)		32,916,661

Short-Term Investment 5.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,707,081)	1,707,081	1,707,081

TOTAL INVESTMENTS 101.0% (cost $34,914,174)(w)		34,623,742
Liabilities in excess of other assets (1.0)%		(359,196)

Net Assets 100.0%		$ 34,264,546

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$34,623,742	$—	$—

Prudential Day One Funds

Prudential Day One 2035 Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	129,267	$ 1,229,333
PGIM Global Real Estate Fund (Class R6)	52,753	1,216,485
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	42,118	496,994
PGIM QMA Commodity Strategies Fund (Class R6)	96,688	978,480
PGIM QMA Emerging Markets Equity Fund (Class R6)	92,152	998,922
PGIM QMA International Developed Markets Index Fund (Class R6)	306,389	3,480,579
PGIM QMA Large-Cap Core Equity Fund (Class R6)	403,187	6,946,903
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	90,116	989,475
PGIM QMA US Broad Market Index Fund (Class R6)	337,268	4,219,228
PGIM TIPS Fund (Class R6)	182,878	1,719,051
PGIM Total Return Bond Fund (Class R6)	142,239	1,967,171

Total Long-Term Investments (cost $24,633,076)		24,242,621

Short-Term Investment 2.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $507,733)(w)	507,733	507,733

TOTAL INVESTMENTS 100.0% (cost $25,140,809)		24,750,354
Liabilities in excess of other assets (0.0)%		(11,926)

Net Assets 100.0%		$ 24,738,428

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$24,750,354	$—	$—

Prudential Day One Funds

Prudential Day One 2040 Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	89,740	$ 853,428
PGIM Global Real Estate Fund (Class R6)	45,780	1,055,693
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	36,546	431,241
PGIM QMA Commodity Strategies Fund (Class R6)	83,899	849,053
PGIM QMA Emerging Markets Equity Fund (Class R6)	79,950	866,662
PGIM QMA International Developed Markets Index Fund (Class R6)	284,854	3,235,945
PGIM QMA Large-Cap Core Equity Fund (Class R6)	374,832	6,458,355
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	97,744	1,073,225
PGIM QMA US Broad Market Index Fund (Class R6)	309,854	3,876,266
PGIM TIPS Fund (Class R6)	90,681	852,405
PGIM Total Return Bond Fund (Class R6)	123,435	1,707,110

Total Long-Term Investments (cost $21,446,849)		21,259,383

Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $223,400)	223,400	223,400

TOTAL INVESTMENTS 100.4% (cost $21,670,249)(w)		21,482,783
Liabilities in excess of other assets (0.4)%		(88,470)

Net Assets 100.0%		$ 21,394,313

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$21,482,783	$—	$—

Prudential Day One Funds

Prudential Day One 2045 Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 100.3%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	44,675	$ 424,862
PGIM Global Real Estate Fund (Class R6)	30,395	700,923
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	36,394	429,446
PGIM QMA Commodity Strategies Fund (Class R6)	41,766	422,677
PGIM QMA Emerging Markets Equity Fund (Class R6)	66,336	719,082
PGIM QMA International Developed Markets Index Fund (Class R6)	226,909	2,577,682
PGIM QMA Large-Cap Core Equity Fund (Class R6)	248,811	4,287,008
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	77,859	854,896
PGIM QMA US Broad Market Index Fund (Class R6)	205,675	2,572,995
PGIM TIPS Fund (Class R6)	30,096	282,900
PGIM Total Return Bond Fund (Class R6)	71,695	991,538

TOTAL INVESTMENTS 100.3% (cost $14,475,310)(w)		14,264,009
Liabilities in excess of other assets (0.3)%		(36,079)

Net Assets 100.0%		$ 14,227,930

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$14,264,009	$—	$—

Prudential Day One 2050 Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 100.1%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	14,953	$ 142,200
PGIM Global Real Estate Fund (Class R6)	15,261	351,911
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	24,363	287,489
PGIM QMA Commodity Strategies Fund (Class R6)	20,970	212,213
PGIM QMA Emerging Markets Equity Fund (Class R6)	39,967	433,247
PGIM QMA International Developed Markets Index Fund (Class R6)	113,926	1,294,205
PGIM QMA Large-Cap Core Equity Fund (Class R6)	120,759	2,080,671
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	39,091	429,224
PGIM QMA US Broad Market Index Fund (Class R6)	109,002	1,363,618
PGIM TIPS Fund (Class R6)	7,555	71,016
PGIM Total Return Bond Fund (Class R6)	35,993	497,781

TOTAL INVESTMENTS 100.1% (cost $7,279,414)(w)		7,163,575
Liabilities in excess of other assets (0.1)%		(7,263)

Net Assets 100.0%		$ 7,156,312

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,163,575	$—	$—

Prudential Day One Funds

Prudential Day One 2055 Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 101.0%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	12,839	$ 296,071
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	20,496	241,858
PGIM QMA Commodity Strategies Fund (Class R6)	17,643	178,546
PGIM QMA Emerging Markets Equity Fund (Class R6)	39,216	425,105
PGIM QMA International Developed Markets Index Fund (Class R6)	106,483	1,209,645
PGIM QMA Large-Cap Core Equity Fund (Class R6)	101,586	1,750,319
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	38,367	421,275
PGIM QMA US Broad Market Index Fund (Class R6)	91,694	1,147,090
PGIM Total Return Bond Fund (Class R6)	25,958	358,992

TOTAL INVESTMENTS 101.0% (cost $6,128,109)(w)		6,028,901
Liabilities in excess of other assets (1.0)%		(62,340)

Net Assets 100.0%		$ 5,966,561

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,028,901	$—	$—

Prudential Day One 2060 Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 100.4%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	2,654	$ 61,210
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	4,238	50,008
PGIM QMA Commodity Strategies Fund (Class R6)	3,648	36,914
PGIM QMA Emerging Markets Equity Fund (Class R6)	9,267	100,458
PGIM QMA International Developed Markets Index Fund (Class R6)	23,118	262,621
PGIM QMA Large-Cap Core Equity Fund (Class R6)	21,729	374,384
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	7,933	87,103
PGIM QMA US Broad Market Index Fund (Class R6)	18,959	237,178
PGIM Total Return Bond Fund (Class R6)	2,683	37,102

TOTAL INVESTMENTS 100.4% (cost $1,290,743)(w)		1,246,978
Liabilities in excess of other assets (0.4)%		(5,026)

Net Assets 100.0%		$ 1,241,952

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,246,978	$—	$—

Prudential Day One Funds

Prudential Day One Income Fund
Schedule of Investments
as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 89.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	135,305	$ 1,286,753
PGIM Global Real Estate Fund (Class R6)	23,671	545,849
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	7,873	92,905
PGIM QMA Commodity Strategies Fund (Class R6)	45,191	457,330
PGIM QMA International Developed Markets Index Fund (Class R6)	40,910	464,737
PGIM QMA Large-Cap Core Equity Fund (Class R6)	59,219	1,020,343
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	8,423	92,486
PGIM QMA US Broad Market Index Fund (Class R6)	44,504	556,743
PGIM TIPS Fund (Class R6)	253,952	2,387,146
PGIM Total Return Bond Fund (Class R6)	99,686	1,378,660

Total Long-Term Investments (cost $8,471,336)		8,282,952

Short-Term Investment 10.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $927,664)	927,664	927,664

TOTAL INVESTMENTS 100.0% (cost $9,399,000)(w)		9,210,616
Other assets in excess of liabilities 0.0%		3,634

Net Assets 100.0%		$ 9,214,250

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$9,210,616	$—	$—

Prudential Day One Funds

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Aerospace & Defense 4.0%
Boeing Co. (The)	22,130	$ 7,853,052
Safran SA (France), ADR	44,742	1,445,167
		9,298,219
Airlines 1.0%
Delta Air Lines, Inc.	31,801	1,740,469
Southwest Airlines Co.	11,399	559,691
		2,300,160
Automobiles 1.1%
Tesla, Inc.*	7,720	2,604,110
Banks 2.2%
JPMorgan Chase & Co.	31,315	3,413,961
Western Alliance Bancorp*	36,900	1,780,056
		5,194,017
Biotechnology 0.6%
Celgene Corp.*	7,745	554,542
Vertex Pharmaceuticals, Inc.*	4,730	801,546
		1,356,088
Capital Markets 1.2%
Ameriprise Financial, Inc.	4,424	562,910
CME Group, Inc.	3,070	562,547
Virtu Financial, Inc. (Class A Stock)	71,548	1,697,118
		2,822,575
Chemicals 1.5%
Celanese Corp.	19,117	1,853,202
LyondellBasell Industries NV (Class A Stock)	7,640	682,023
Westlake Chemical Corp.	14,731	1,050,320
		3,585,545
Commercial Services & Supplies 0.7%
Copart, Inc.*(a)	33,422	1,634,670

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 1.2%
F5 Networks, Inc.*	5,501	$ 964,215
Motorola Solutions, Inc.	14,424	1,767,806
		2,732,021
Consumer Finance 0.6%
Discover Financial Services	19,439	1,354,315
Diversified Consumer Services 0.7%
H&R Block, Inc.	63,846	1,694,473
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	2,755	565,546
Entertainment 4.9%
Netflix, Inc.*	25,139	7,586,447
Walt Disney Co. (The)	33,936	3,896,871
		11,483,318
Food & Staples Retailing 3.7%
Costco Wholesale Corp.	22,641	5,176,412
Sprouts Farmers Market, Inc.*	20,285	545,464
Sysco Corp.	17,127	1,221,669
US Foods Holding Corp.*	56,979	1,662,077
		8,605,622
Food Products 1.2%
Kellogg Co.	25,628	1,678,121
McCormick & Co., Inc.	3,869	557,136
Post Holdings, Inc.*	6,406	566,419
		2,801,676
Health Care Providers & Services 5.8%
HCA Healthcare, Inc.	15,996	2,135,946
Laboratory Corp. of America Holdings*	10,716	1,720,454
Premier, Inc. (Class A Stock)*	38,299	1,723,455
UnitedHealth Group, Inc.	30,288	7,915,769
		13,495,624
Hotels, Restaurants & Leisure 2.9%
Chipotle Mexican Grill, Inc.*	7,719	3,553,287

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Las Vegas Sands Corp.	11,005	$ 561,585
Marriott International, Inc. (Class A Stock)	6,769	791,229
Yum! Brands, Inc.	21,118	1,909,278
		6,815,379
Interactive Media & Services 7.0%
Alphabet, Inc. (Class A Stock)*	8,243	8,989,651
Facebook, Inc. (Class A Stock)*	23,811	3,614,272
Tencent Holdings Ltd. (China), ADR	107,744	3,698,851
		16,302,774
Internet & Direct Marketing Retail 7.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	44,329	6,307,130
Amazon.com, Inc.*	7,348	11,742,178
		18,049,308
IT Services 11.3%
Accenture PLC (Class A Stock)	12,602	1,986,327
Booz Allen Hamilton Holding Corp.	12,656	626,978
First Data Corp. (Class A Stock)*	88,094	1,650,882
FleetCor Technologies, Inc.*	19,726	3,945,792
Mastercard, Inc. (Class A Stock)	45,757	9,044,786
Total System Services, Inc.	6,376	581,173
VeriSign, Inc.*	4,041	576,004
Visa, Inc. (Class A Stock)(a)	57,627	7,943,882
		26,355,824
Life Sciences Tools & Services 3.5%
Bio-Techne Corp.	10,008	1,678,542
Illumina, Inc.*	13,055	4,062,063
PRA Health Sciences, Inc.*	5,921	573,567
Thermo Fisher Scientific, Inc.	7,650	1,787,423
		8,101,595
Machinery 0.3%
Allison Transmission Holdings, Inc.	14,227	627,126
Media 1.3%
AMC Networks, Inc. (Class A Stock)*(a)	29,161	1,708,251

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Charter Communications, Inc. (Class A Stock)*	1,771	$ 567,375
Interpublic Group of Cos., Inc. (The)	27,209	630,161
		2,905,787
Oil, Gas & Consumable Fuels 1.1%
EOG Resources, Inc.	10,517	1,107,861
Newfield Exploration Co.*	67,398	1,361,439
		2,469,300
Pharmaceuticals 3.6%
AstraZeneca PLC (United Kingdom), ADR	121,580	4,714,872
Merck & Co., Inc.	8,182	602,277
Nektar Therapeutics*	14,936	577,725
Zoetis, Inc.	27,386	2,468,848
		8,363,722
Professional Services 0.4%
CoStar Group, Inc.*	2,809	1,015,229
Real Estate Management & Development 0.6%
CBRE Group, Inc. (Class A Stock)*	36,853	1,484,807
Road & Rail 0.3%
CSX Corp.	8,443	581,385
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	16,132	3,605,341
Micron Technology, Inc.*	26,032	981,927
NVIDIA Corp.	12,559	2,647,814
		7,235,082
Software 14.2%
Adobe, Inc.*	26,132	6,422,200
Citrix Systems, Inc.*	18,991	1,946,008
Fortinet, Inc.*	23,796	1,955,555
Intuit, Inc.	2,952	622,872
Microsoft Corp.	97,556	10,419,956
Red Hat, Inc.*	14,480	2,485,347
salesforce.com, Inc.*	51,984	7,134,284
Splunk, Inc.*	7,685	767,271

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
VMware, Inc. (Class A Stock)*	4,061	$ 574,185
Workday, Inc. (Class A Stock)*	4,391	584,091
		32,911,769
Specialty Retail 1.1%
AutoZone, Inc.*	1,819	1,334,182
Home Depot, Inc. (The)	3,178	558,947
Michaels Cos., Inc. (The)*(a)	35,016	555,003
		2,448,132
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	50,876	11,134,721
Textiles, Apparel & Luxury Goods 3.0%
Kering SA (France), ADR	31,726	1,408,635
Michael Kors Holdings Ltd.*	10,252	568,063
NIKE, Inc. (Class B Stock)	67,780	5,086,211
		7,062,909
Tobacco 0.9%
Altria Group, Inc.	31,605	2,055,589
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.*	29,911	2,050,399

Total Long-Term Investments (cost $169,857,151)		229,498,816

Short-Term Investments 8.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,124,812	1,124,812

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $19,459,621; includes $19,434,068 of cash collateral for securities on loan)(b)(w)	19,457,799	$ 19,457,799

Total Short-Term Investments (cost $20,584,433)		20,582,611

TOTAL INVESTMENTS 107.6% (cost $190,441,584)		250,081,427
Liabilities in excess of other assets (7.6)%		(17,581,040)

Net Assets 100.0%		$ 232,500,387

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,612,505; cash collateral of $19,434,068 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 9,298,219	$—	$—
Airlines	2,300,160	—	—
Automobiles	2,604,110	—	—
Banks	5,194,017	—	—
Biotechnology	1,356,088	—	—
Capital Markets	2,822,575	—	—
Chemicals	3,585,545	—	—

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Commercial Services & Supplies	$ 1,634,670	$—	$—
Communications Equipment	2,732,021	—	—
Consumer Finance	1,354,315	—	—
Diversified Consumer Services	1,694,473	—	—
Diversified Financial Services	565,546	—	—
Entertainment	11,483,318	—	—
Food & Staples Retailing	8,605,622	—	—
Food Products	2,801,676	—	—
Health Care Providers & Services	13,495,624	—	—
Hotels, Restaurants & Leisure	6,815,379	—	—
Interactive Media & Services	16,302,774	—	—
Internet & Direct Marketing Retail	18,049,308	—	—
IT Services	26,355,824	—	—
Life Sciences Tools & Services	8,101,595	—	—
Machinery	627,126	—	—
Media	2,905,787	—	—
Oil, Gas & Consumable Fuels	2,469,300	—	—
Pharmaceuticals	8,363,722	—	—
Professional Services	1,015,229	—	—
Real Estate Management & Development	1,484,807	—	—
Road & Rail	581,385	—	—
Semiconductors & Semiconductor Equipment	7,235,082	—	—
Software	32,911,769	—	—
Specialty Retail	2,448,132	—	—
Technology Hardware, Storage & Peripherals	11,134,721	—	—
Textiles, Apparel & Luxury Goods	7,062,909	—	—
Tobacco	2,055,589	—	—
Wireless Telecommunication Services	2,050,399	—	—

Affiliated Mutual Funds	20,582,611	—	—
Total	$250,081,427	$—	$—

PGIM Jennison Rising Dividend Fund
Schedule of Investments as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Aerospace & Defense 2.0%
Boeing Co. (The)	796	$ 282,469
Banks 10.5%
Bank of America Corp.	9,499	261,223
BB&T Corp.	5,000	245,800
East West Bancorp, Inc.	3,562	186,791
JPMorgan Chase & Co.	4,063	442,948
PNC Financial Services Group, Inc. (The)	1,260	161,897
SunTrust Banks, Inc.	3,095	193,933
		1,492,592
Beverages 2.9%
Coca-Cola Co. (The)	6,975	333,963
Diageo PLC (United Kingdom), ADR	504	69,633
		403,596
Capital Markets 1.9%
Moelis & Co. (Class A Stock)	6,636	267,829
Chemicals 1.7%
Ecolab, Inc.	1,600	245,040
Communications Equipment 2.0%
Cisco Systems, Inc.	6,206	283,924
Diversified Consumer Services 1.2%
Service Corp. International	3,962	164,304
Diversified Telecommunication Services 0.9%
AT&T, Inc.	864	26,507
Verizon Communications, Inc.	1,720	98,195
		124,702
Electric Utilities 2.3%
American Electric Power Co., Inc.	1,874	137,477
NextEra Energy, Inc.	1,127	194,407
		331,884

PGIM Jennison Rising Dividend Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 2.2%
CDW Corp.	3,420	$ 307,834
Entertainment 1.0%
Twenty-First Century Fox, Inc. (Class A Stock)	3,251	147,986
Equity Real Estate Investment Trusts (REITs) 1.9%
Crown Castle International Corp., REIT	1,281	139,296
CyrusOne, Inc., REIT	2,344	124,771
		264,067
Food & Staples Retailing 1.4%
Walmart, Inc.	1,947	195,245
Food Products 4.2%
Archer-Daniels-Midland Co.	5,328	251,748
Conagra Brands, Inc.	1,451	51,656
Hershey Co. (The)	2,717	291,126
		594,530
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	5,361	369,587
Health Care Providers & Services 1.9%
UnitedHealth Group, Inc.	1,031	269,452
Hotels, Restaurants & Leisure 2.6%
McDonald’s Corp.	2,121	375,205
Independent Power & Renewable Electricity Producers 0.5%
NRG Energy, Inc.	2,049	74,153
Industrial Conglomerates 1.9%
Honeywell International, Inc.	1,810	262,124
IT Services 5.5%
Automatic Data Processing, Inc.	1,107	159,497
Mastercard, Inc. (Class A Stock)	2,034	402,061
Visa, Inc. (Class A Stock)	1,550	213,667
		775,225

PGIM Jennison Rising Dividend Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc.	1,152	$ 269,165
Multi-Utilities 4.4%
Ameren Corp.	2,201	142,141
Public Service Enterprise Group, Inc.	4,218	225,368
Sempra Energy	2,336	257,240
		624,749
Oil, Gas & Consumable Fuels 7.1%
ConocoPhillips	3,833	267,927
EOG Resources, Inc.	1,428	150,425
Marathon Petroleum Corp.	1,978	139,350
Suncor Energy, Inc. (Canada)	7,748	258,086
Williams Cos., Inc. (The)	7,708	187,536
		1,003,324
Pharmaceuticals 10.6%
Allergan PLC	2,004	316,652
AstraZeneca PLC (United Kingdom), ADR	11,320	438,990
Bristol-Myers Squibb Co.	2,232	112,805
Elanco Animal Health, Inc.*	1,718	52,365
Eli Lilly & Co.	1,567	169,925
Merck & Co., Inc.	1,748	128,670
Pfizer, Inc.	6,509	280,278
		1,499,685
Road & Rail 4.7%
CSX Corp.	4,912	338,241
J.B. Hunt Transport Services, Inc.	1,661	183,723
Union Pacific Corp.	959	140,225
		662,189
Semiconductors & Semiconductor Equipment 5.0%
NVIDIA Corp.	312	65,779
QUALCOMM, Inc.	6,579	413,753
Universal Display Corp.	1,818	223,632
		703,164

PGIM Jennison Rising Dividend Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 4.3%
Intuit, Inc.	692	$ 146,012
Microsoft Corp.	4,352	464,837
		610,849
Specialty Retail 4.1%
Home Depot, Inc. (The)	162	28,492
Lowe’s Cos., Inc.	2,490	237,098
TJX Cos., Inc. (The)	2,817	309,532
		575,122
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	924	202,227
Textiles, Apparel & Luxury Goods 3.0%
NIKE, Inc. (Class B Stock)	4,041	303,237
Tapestry, Inc.	2,891	122,318
		425,555

Total Long-Term Investments (cost $12,199,474)		13,807,777

Short-Term Investments 4.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	698,871	698,871
PGIM Institutional Money Market Fund(w)	253	253

Total Short-Term Investments (cost $699,124)		699,124

TOTAL INVESTMENTS 102.5% (cost $12,898,598)		14,506,901
Liabilities in excess of other assets (2.5)%		(350,965)

Net Assets 100.0%		$ 14,155,936

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Jennison Rising Dividend Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 282,469	$—	$—
Banks	1,492,592	—	—
Beverages	403,596	—	—
Capital Markets	267,829	—	—
Chemicals	245,040	—	—
Communications Equipment	283,924	—	—
Diversified Consumer Services	164,304	—	—
Diversified Telecommunication Services	124,702	—	—
Electric Utilities	331,884	—	—
Electronic Equipment, Instruments & Components	307,834	—	—
Entertainment	147,986	—	—
Equity Real Estate Investment Trusts (REITs)	264,067	—	—
Food & Staples Retailing	195,245	—	—
Food Products	594,530	—	—
Health Care Equipment & Supplies	369,587	—	—
Health Care Providers & Services	269,452	—	—
Hotels, Restaurants & Leisure	375,205	—	—
Independent Power & Renewable Electricity Producers	74,153	—	—
Industrial Conglomerates	262,124	—	—
IT Services	775,225	—	—
Life Sciences Tools & Services	269,165	—	—
Multi-Utilities	624,749	—	—
Oil, Gas & Consumable Fuels	1,003,324	—	—
Pharmaceuticals	1,499,685	—	—
Road & Rail	662,189	—	—
Semiconductors & Semiconductor Equipment	703,164	—	—
Software	610,849	—	—
Specialty Retail	575,122	—	—
Technology Hardware, Storage & Peripherals	202,227	—	—
Textiles, Apparel & Luxury Goods	425,555	—	—

Affiliated Mutual Funds	699,124	—	—
Total	$14,506,901	$—	$—

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
ADR—American Depositary Receipt
REITs—Real Estate Investment Trusts

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Notes to Schedules of Investments (unaudited)
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    December 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    December 14, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    December 14, 2018

* Print the name and title of each signing officer under his or her signature.